Condensed Consolidated Interim Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)	Issued capital [member]	Reserve of share-based payments [member]	Retained earnings [member]	Reserve of gains and losses from investments in equity instruments [member]	Reserve of exchange differences on translation [member]	Total
Balance at Dec. 31, 2022	$ 83,600,089	$ 7,264,340	$ (79,976,546)	$ (431,123)	$ 584,121	$ 11,040,881
Balance, shares at Dec. 31, 2022	34,270,579
Shares issued for financing – ATM (“At-the-Market”)	$ 1,748,946					1,748,946
Shares issued for financing - ATM ("At-the-market"), shares	650,729
Share issue costs	$ (222,136)					(222,136)
Shares issued for financing	$ 10,856,166					10,856,166
Shares issued for financing, shares	8,000,000
Share issue costs	$ (1,707,128)					(1,707,128)
Shares issued for the exercise of RSUs	$ 545,677	(545,677)
Shares issued for the exercise of RSUs, shares	418,654
Share-based payments		1,019,478				1,019,478
Net loss			(13,976,590)			(13,976,590)
Change in fair value of equity investments at FVOCI				96,960		96,960
Translation of foreign operations					(108,177)	(108,177)
Balance at Jun. 30, 2023	$ 94,821,614	7,738,141	(93,953,136)	(334,163)	475,944	8,748,400
Balance, shares at Jun. 30, 2023	43,339,962
Balance at Dec. 31, 2022	$ 83,600,089	7,264,340	(79,976,546)	(431,123)	584,121	11,040,881
Balance, shares at Dec. 31, 2022	34,270,579
Shares issued for financing						520,064
Balance at Dec. 31, 2023	$ 97,070,976	6,870,139	(103,588,356)	(434,303)	489,260	407,716
Balance, shares at Dec. 31, 2023	49,229,563
Balance at Jun. 30, 2023	$ 94,821,614	7,738,141	(93,953,136)	(334,163)	475,944	8,748,400
Balance, shares at Jun. 30, 2023	43,339,962
Share issue costs	$ (365,758)	224,868				(140,890)
Shares issued for financing	$ 520,064					520,064
Shares issued for financing, shares	4,800,000
Shares issued for the exercise of RSUs	$ 2,095,056	(2,095,056)
Shares issued for the exercise of RSUs, shares	1,089,601
Share-based payments		1,002,186				1,002,186
Net loss			(9,635,220)			(9,635,220)
Change in fair value of equity investments at FVOCI				(100,140)		(100,140)
Translation of foreign operations					13,316	13,316
Balance at Dec. 31, 2023	$ 97,070,976	6,870,139	(103,588,356)	(434,303)	489,260	407,716
Balance, shares at Dec. 31, 2023	49,229,563
Share issue costs	$ (446,705)	227,045				(219,660)
Shares issued for financing	$ 2,414,103					2,414,103
Shares issued for financing, shares	18,263,514
Shares issued for the exercise of RSUs	$ 156,831	(156,831)
Shares issued for the exercise of RSUs, shares	114,992
Share-based payments		504,054				504,054
Net loss			(8,955,357)			(8,955,357)
Change in fair value of equity investments at FVOCI				(9,676)		(9,676)
Translation of foreign operations					(17,021)	(17,021)
Shares issued for the exercise of warrants	$ 3,253,704					3,253,704
Shares issued for the exercise of warrants, shares	8,691,700
Shares returned to treasury
Shares returned to treasury, shares	(900,000)
Balance at Jun. 30, 2024	$ 102,448,909	$ 7,444,407	$ (112,543,713)	$ (443,979)	$ 472,239	$ (2,622,137)
Balance, shares at Jun. 30, 2024	75,399,769